Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 474,034	$ 503,687	$ 528,919
Loss from disposal of property, plant and equipment	$ (3,958)	$ (114)	$ (983)